UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
 (Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
 (Name and address of agent for service)

312-669-1650
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities Fund
Schedule of Investments (Unaudited)	January 31, 2016

Shares	COMMON STOCKS - 93.16%	Value
	Aerospace & Defense - 1.60%
232,814	Air Industries Group, Inc.	$1,671,605
356,523	CPI Aerostructures, Inc. (a)	3,123,142
		4,794,747
	Auto Parts & Equipment - 4.37%
220,570	Miller Industries, Inc.	4,740,049
125,000	Motorcar Parts of America, Inc. (Acquired 4/24/2012, Cost $968,750) (a)(b)	4,296,250
31,116	Motorcar Parts of America, Inc.	1,069,457
262,500	Stoneridge, Inc. (a)	2,968,875
		13,074,631
	Building Materials - 2.54%
225,000	Global Brass & Copper Holdings, Inc.	4,659,750
300,000	PGT, Inc. (a)	2,940,000
		7,599,750
	Business Services - 5.42%
290,217	Datalink Corp. (a)	2,083,758
261,400	EPIQ Systems, Inc.	3,272,728
168,234	GP Strategies Corp. (a)	4,069,581
917,690	Innodata Isogen, Inc. (a)	2,211,633
384,286	PCM, Inc. (a)	3,170,359
411,981	Sizmek, Inc. (a)	1,404,855
		16,212,914
	Chemical & Related Products - 4.45%
104,644	Aceto Corp.	2,391,115
183,722	KMG Chemicals, Inc.	4,236,629
207,000	Northern Technologies International Corp. (a)	2,152,800
412,238	OMNOVA Solutions, Inc. (a)	2,164,250
226,254	Trecora Resources (a)	2,380,192
		13,324,986
	Commercial Banks - 5.15%
125,900	Bankwell Financial Group, Inc.	2,455,050
112,000	Berkshire Hills Bancorp, Inc.	3,111,360
421,119	TriState Capital Holdings, Inc. (a)	5,011,316
272,980	Triumph Bancorp, Inc. (a)	3,857,207
67,800	Veritex Holdings, Inc. (a)	977,676
		15,412,609
	Commercial Services & Supplies - 1.67%
249,521	Ennis, Inc.	4,982,934
		4,982,934
	Construction & Engineering - 4.30%
98,000	Comfort Systems USA, Inc.	2,777,320
583,871	Furmanite Corp. (a)	3,059,484
1,500,000	Hill International, Inc. (a)	5,070,000
303,008	MFRI, Inc. (a)	1,939,251
		12,846,055
	Consumer Products - Manufacturing - 6.10%
125,000	Cherokee, Inc. (a)	2,047,500
106,674	Delta Apparel, Inc. (a)	1,285,422
54,679	Flexsteel Industries, Inc.	2,385,098
200,000	Orchids Paper Products Co.	5,900,000
150,130	Superior Uniform Group, Inc.	2,676,818
78,500	Universal Electronics, Inc. (a)	3,936,775
		18,231,613
	Consumer Services - 0.96%
310,000	DHI Group, Inc. (a)	2,886,100
		2,886,100
	Electronic Equipment & Instruments- 1.46%
200,832	Bel Fuse, Inc.	3,046,621
43,524	SL Industries, Inc. (a)	1,305,720
		4,352,341

	Energy & Related Services - 3.32%
550,790	DHT Holdings, Inc.	3,183,566
176,643	Matrix Service Co. (a)	3,349,151
133,329	PHI, Inc. (a)	2,417,255
358,988	StealthGas, Inc. (a)	969,268
		9,919,240
	Financial Services - 6.60%
1,019,454	Cowen Group, Inc. (a)	2,915,639
600,000	Everi Holdings, Inc. (a)	1,686,000
182,600	FBR & Co.	3,343,406
96,728	Hennessy Advisors, Inc.	2,712,253
130,000	Liberty Tax, Inc.	2,788,500
221,377	Oppenheimer Holdings, Inc.	3,393,709
270,606	Silvercrest Asset Management Group, Inc. - Class A	2,914,427
		19,753,934
	Food - 5.66%
383,000	Crimson Wine Group Ltd. (a)	3,132,940
175,433	Farmer Brothers Co. (a)	4,889,318
97,000	John B. Sanfilippo & Son, Inc.	5,819,030
256,500	Landec Corp. (a)	3,085,695
		16,926,983
	Health Care Providers & Services - 1.65%
220,000	The Ensign Group, Inc.	4,939,000
		4,939,000
	Industrial Goods - 1.95%
1,400,000	Hudson Technologies, Inc. (a)	4,158,000
125,559	Schnitzer Steel Industries, Inc.	1,688,769
		5,846,769
	Insurance - 6.78%
418,397	Atlas Financial Holdings, Inc. (a)	7,288,476
162,163	Baldwin & Lyons, Inc.	4,010,291
185,387	EMC Insurance Group, Inc.	4,312,102
301,248	United Insurance Holdings Corp.	4,678,381
		20,289,250
	Leisure - 1.83%
808,735	Century Casinos, Inc. (a)	5,467,049
		5,467,049
	Machinery Manufacturing - 1.40%
100,000	Graham Corp.	1,730,000
63,500	Kadant, Inc.	2,464,435
		4,194,435
	Medical Supplies & Services - 4.10%
219,037	Addus Homecare Corp. (a)	4,645,775
169,940	CryoLife, Inc.	1,670,510
165,672	Exactech, Inc. (a)	3,315,097
374,000	Syneron Medical Ltd. (a)	2,603,040
		12,234,422
	Oil & Gas - 0.46%
275,000	Hallador Energy Co.	1,369,500
		1,369,500
	Retail - 2.70%
175,000	Kirklands, Inc.	2,070,250
305,200	Systemax, Inc. (a)	2,594,200
126,905	Weyco Group, Inc.	3,401,054
		8,065,504
	Semiconductor Related Products - 6.57%
1,444,931	AXT, Inc. (a)	3,626,777
351,000	DSP Group, Inc. (a)	3,359,070
299,411	PDF Solutions, Inc. (a)	3,242,621
415,000	Photronics, Inc. (a)	4,955,100
348,650	Rudolph Technologies, Inc. (a)	4,466,206
		19,649,774
	Software - 4.06%
472,000	American Software, Inc. - Class A	4,592,560

1,967,092	iPass, Inc. (a)	1,770,383
100,000	VASCO Data Security International, Inc. (a)	1,550,000
942,493	Zix Corp. (a)	4,231,793
		12,144,736
	Specialty Manufacturing - 6.33%
334,947	CECO Environmental Corp.	2,612,587
166,339	Core Molding Technologies, Inc. (a)	1,801,451
110,800	Federal Signal Corp.	1,638,732
295,482	KVH Industries, Inc. (a)	2,851,401
79,200	L.B. Foster Co.	913,176
373,500	LSI Industries, Inc.	4,310,190
376,346	Manitex International, Inc. (a)	1,919,365
123,797	Northwest Pipe Co. (a)	1,184,737
100,000	Sparton Corp. (a)	1,714,000
		18,945,639
	Telecommunications - 1.73%
2,024,200	Ceragon Networks Ltd. (a)	2,550,492
550,000	PC-Tel, Inc.	2,634,500
		5,184,992
	TOTAL COMMON STOCKS (Cost $243,610,893)	$278,649,907

	REAL ESTATE INVESTMENT TRUSTS - 5.31%
274,972	City Office Real Estate Investment Trust, Inc.	$3,230,921
202,829	Community Healthcare Trust, Inc.	3,756,393
348,895	Monmouth Real Estate Investment Corp. - Class A	3,586,640
182,097	UMH Properties, Inc.	1,717,175
325,200	Whitestone Real Estate Investment Trust	3,583,704
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,843,338)	$15,874,833

	INVESTMENT COMPANIES - 1.13%
	Closed-end Funds - 1.13%
316,229	Newtek Business Services, Inc.	$3,371,001
	TOTAL INVESTMENT COMPANIES (Cost $4,027,740)	$3,371,001

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
	Emergent Capital, Inc. Warrant;
38,106	Expiration: 10/06/2019, Exercise Price $10.75 (a)(c)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 0.15%	Value
462,358	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I, 0.33% (d)	$462,358
	TOTAL SHORT TERM INVESTMENTS (Cost $462,358)	$462,358

	Total Investments (Cost $262,944,329) - 99.75%	$298,358,099
	Other Assets in Excess of Liabilities - 0.25%	751,536
	TOTAL NET ASSETS - 100.00%	$299,109,635

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.”
The value of this security is $4,296,250 or 1.44% of the Fund’s net assets. This security is deemed to be liquid.
(c)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s
Board of Directors. This security represents $0.00 or 0.00% of the Fund’s Net Assets. This security is classified as
Level 2 and is deemed to be illiquid.
(d)	Variable rate security; the rate shown is the effective rate as of January 29, 2016.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)	January 31, 2016

Shares	COMMON STOCKS - 96.39%	Value
	Aerospace & Defense - 1.23%
48,294	Air Industries Group, Inc.	$346,751
30,000	CPI Aerostructures, Inc. (a)	262,800
		609,551
	Air Transport - 0.75%
34,047	AeroCentury Corp. (a)	368,388
		368,388
	Auto Parts & Equipment - 2.91%
120,000	Supreme Industries, Inc.	698,400
70,568	Unique Fabricating, Inc.	742,375
		1,440,775
	Biotechnology - 0.68%
32,000	Trinity Biotech Plc - ADR	338,880
		338,880
	Building Materials - 0.85%
119,778	Empire Resources, Inc.	422,816
		422,816
	Business Services - 14.43%
625,547	Auxilio, Inc. (a)	644,313
64,000	BG Staffing, Inc.	866,880
290,000	DLH Holdings Corp. (a)	1,058,500
159,972	Information Services Group, Inc. (a)	612,693
220,500	Innodata Isogen, Inc. (a)	531,405
275,000	Intrusion, Inc. (a)	225,500
72,900	PCM, Inc. (a)	601,425
1,837,300	Quadrant 4 Systems Corp. (a)	514,444
52,147	Transcat, Inc. (a)	508,955
400,000	USA Technologies, Inc. (a)	1,288,000
505,000	WidePoint Corp. (a)	294,163
		7,146,278
	Chemical & Related Products - 1.49%
300,000	Flexible Solutions International, Inc. (a)	234,000
36,000	Northern Technologies International Corp. (a)	374,400
31,800	TOR Minerals International, Inc. (a)	126,564
		734,964
	Computer and Electronic Product Manufacturing - 0.33%
61,173	Dynatronics Corp. (a)	165,167
		165,167
	Computers & Electronics - 2.50%
175,000	ADDvantage Technologies Group, Inc. (a)	306,250
81,000	Concurrent Computer Corp.	409,860
95,459	NAPCO Security Technologies, Inc. (a)	520,251
		1,236,361
	Construction & Engineering - 4.80%
66,500	Gencor Industries, Inc. (a)	784,035
196,000	Hill International, Inc. (a)	662,480
17,500	NV5 Global, Inc. (a)	332,150
70,000	Willdan Group, Inc. (a)	599,200
		2,377,865
	Consumer Products - Distributing - 2.16%
284,000	FitLife Brands, Inc. (a)	386,240
248,000	US Auto Parts Network, Inc. (a)	682,000
		1,068,240
	Consumer Products - Manufacturing - 3.05%
42,070	Cherokee, Inc. (a)	689,107
50,000	Crown Crafts, Inc.	425,000
45,000	Hardinge, Inc.	397,350
		1,511,457
	Consumer Services - 0.90%
81,638	Xcel Brands, Inc. (a)	447,376
		447,376
	Electronic Equipment & Instruments - 1.82%
10,000	Allied Motion Technologies, Inc.	195,400
200,000	Iteris, Inc. (a)	426,000
50,000	Ultralife Corp. (a)	281,500
		902,900

	Energy & Related Services - 2.66%
75,000	Dawson Geophysical Co. (a)	238,500
95,000	DHT Holdings, Inc.	549,100
100,000	Mitcham Industries, Inc. (a)	273,000
270,000	Uranium Energy Corp. (a)	258,012
		1,318,612
	Environmental Services - 1.09%
300,000	Fuel Tech, Inc. (a)	540,000
		540,000
	Financial Services - 8.71%
95,000	AMREP Corp. (a)	372,400
10,000	First Internet Bancorp	268,000
24,000	Hennessy Advisors, Inc.	672,960
50,000	HopFed Bancorp, Inc.	573,500
22,785	Liberty Tax, Inc.	488,738
22,100	Pacific Premier Bancorp (a)	453,713
49,500	Silvercrest Asset Management Group, Inc. - Class A	533,115
362,347	TheStreet, Inc.	474,675
69,000	Xenith Bankshares, Inc. (a)	478,170
		4,315,271
	Food - 3.25%
14,000	John B. Sanfilippo & Son, Inc.	839,860
109,934	Willamette Valley Vineyards, Inc. (a)	769,538
		1,609,398
	Health Care Providers & Services - 0.53%
200,000	Celsion Corp. (a)	264,000
		264,000
	Household Durables - 0.98%
22,000	LGI Homes, Inc. (a)	483,120
		483,120
	Industrial Goods - 1.32%
219,900	Hudson Technologies, Inc. (a)	653,103
		653,103
	Insurance - 4.97%
50,000	Atlas Financial Holdings, Inc. (a)	871,000
123,377	Kingstone Companies, Inc.	998,120
38,000	United Insurance Holdings Corp.	590,140
		2,459,260
	Leisure - 2.89%
97,322	Century Casinos, Inc. (a)	657,897
1,771,000	Galaxy Gaming, Inc. (a)(c)	230,230
250,000	Nevada Gold & Casinos, Inc. (a)	545,000
		1,433,127
	Medical Supplies & Services - 3.06%
27,000	Addus Homecare Corp. (a)	572,670
48,500	Birner Dental Management Services, Inc.	489,365
3,200,000	Hooper Holmes, Inc. (a)	456,000
		1,518,035
	Motion Pictures - 1.70%
190,000	Ballantyne Strong, Inc. (a)	843,600
		843,600
	Oil & Gas - 0.40%
40,000	Hallador Energy Co.	199,200
		199,200
	Pharmaceuticals - 1.12%
70,000	Juniper Pharmaceuticals, Inc. (a)	555,800
		555,800

	Semiconductor Related Products - 5.66%
290,000	AXT, Inc. (a)	727,900
97,500	DSP Group, Inc. (a)	933,075
169,800	inTEST Corp. (a)	679,200
90,000	Ultra Clean Holdings, Inc. (a)	464,400
		2,804,575
	Software - 9.05%
128,800	ARI Network Services, Inc. (a)	484,288
126,883	Asure Software, Inc. (a)	681,362
55,000	BSquare Corp. (a)	338,250
200,000	Digital Turbine, Inc. (a)	264,000
75,000	Evolving Systems, Inc.	398,250
226,603	GlobalSCAPE, Inc.	770,450
540,000	iPass, Inc. (a)	486,000
333,000	MeetMe, Inc. (a)	1,062,270
		4,484,870
	Specialty Manufacturing - 8.57%
170,970	CTI Industries Corp. (a)(d)	856,560
180,888	Data I/O Corp. (a)	394,336
25,000	Hurco Companies, Inc.	675,000
55,000	KVH Industries, Inc. (a)	530,750
170,000	Orbit International Corp. (a)	569,500
163,900	Pioneer Power Solutions, Inc. (a)	544,148
20,000	Tecnoglass, Inc. (a)	236,400
107,000	Xplore Technologies Corp. (a)	437,630
		4,244,324
	Telecommunications - 2.53%
105,000	magicJack VocalTec Ltd. (a)	799,050
660,000	Mobivity Holdings Corp. (Acquired 3/11/2014, Cost $660,000) (a)(b)	455,400
		1,254,450
	TOTAL COMMON STOCKS (Cost $46,348,992)	$47,751,763

	INVESTMENT COMPANIES - 1.35%
	Closed-end Fund - 1.35%
62,525	Newtek Business Services, Inc.	$666,516
	TOTAL INVESTMENT COMPANIES (Cost $290,285)	$666,516

Contracts	WARRANTS - 0.00%	Value
	Electronic Equipment & Instruments - 0.00%
	The LGL Group, Inc. Warrant (Acquired 2/24/2011 through 8/6/2016, Cost $346,104)
249,000	Expiration 8/8/2018, Exercise Price: $7.50 (a)(b)	$1,345

	Oil & Gas - 0.00%
	American Standard Energy Corp. Warrant A (Acquired 2/24/2011, Cost $0)
35,625	Expiration: 02/01/2016, Exercise Price $5.00 (a)(b)(c)	–

	American Standard Energy Corp. Warrant B (Acquired 2/24/2011, Cost $0)
35,625	Expiration: 02/01/2016, Exercise Price $6.50 (a)(b)(c)	–
		–
	Telecommunications - 0.00%
	Mobivity Holdings Corp. Warrant (Acquired 3/11/2014, Cost $0)
165,000	Expiration 3/12/2019, Exercise Price $1.20 (a)(b)(c)	–
	TOTAL WARRANTS (Cost $346,104)	$1,345

Shares	SHORT TERM INVESTMENTS - 2.50%	Value
1,237,795	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio - Class I , 0.33% (e)	$1,237,795
	TOTAL SHORT TERM INVESTMENTS (Cost $1,237,795)	$1,237,795

	Total Investments (Cost $48,223,176) - 100.24%	$49,657,419
	Liabilities in Excess of Other Assets - (0.24)%	(117,334)
	TOTAL NET ASSETS - 100.00%	$49,540,085

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the “Act”) or was acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to “qualified institutional buyers.”
The value of these securities totals $456,745 or 0.92% of the Fund’s net assets and these securities are deemed to be illiquid.
(c)	The price for these securities was derived from an estimate of fair market value using methods approved by the Fund’s Board of
Directors. These securities represent $230,230 or 0.46% of the Fund’s Net Assets. These securities were classified as Level 2 and, with the exception of Galaxy Gaming, Inc., are deemed to be illiquid.
(d)	Affiliated issuer. See Note 3 of the Notes to the Schedule of Investments.
(e)	Variable rate security; the rate shown is the effective rate as of January 29, 2016.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”)

The accompanying notes are an integral part of these Schedule of Investments.

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)	January 31, 2016

Shares	COMMON STOCKS - 93.56%	Value
	Aerospace & Defense - 0.45%
3,000	Air Industries Group, Inc.	$21,540
		21,540
	Air Transportation - 4.16%
2,000	Hawaiian Holdings, Inc. (a)	70,420
6,100	JetBlue Airways Corp. (a)	129,991
		200,411
	Beverage and Tobacco Product Manufacturing - 1.30%
2,800	MGP Ingredients, Inc.	62,664
		62,664
	Biotechnology - 1.39%
6,300	Trinity Biotech Plc - ADR	66,717
		66,717
	Business Services - 3.27%
3,900	Graphic Packaging Holding Co.	44,304
23,900	Information Services Group, Inc. (a)	91,537
1,700	Steelcase, Inc.	21,692
		157,533
	Chemical & Related Products - 3.12%
7,300	Star Gas Partners LP	56,721
8,900	Trecora Resources (a)	93,628
		150,349
	Commercial Banks - 3.92%
7,300	Hallmark Financial Services, Inc. (a)	79,570
6,200	Triumph Bancorp, Inc. (a)	87,606
1,500	Veritex Holdings, Inc. (a)	21,630
		188,806
	Commercial Services & Supplies - 2.12%
2,700	ACCO Brands Corp. (a)	16,389
7,400	RPX Corp. (a)	85,692
		102,081
	Communications Equipment - 1.68%
6,700	ClearOne, Inc.	80,802
		80,802
	Computer and Electronic Product Manufacturing - 1.87%
18,100	Digirad Corp.	89,957
		89,957
	Computers & Electronics - 1.62%
9,800	Brocade Communications Systems, Inc.	78,204
		78,204
	Construction & Engineering - 1.30%
5,300	Gencor Industries, Inc. (a)	62,487
		62,487
	Credit Intermediation and Related Activities - 10.86%
10,600	FNB Corp.	127,730
11,200	Investors Bancorp, Inc.	130,928
7,800	Meridian Bancorp, Inc.	109,590
3,400	TowneBank	64,838
14,600	United Community Financial Corp.	89,498
		522,584
	Electronic Equipment & Instruments - 2.91%
6,700	Orbotech Ltd. (a)	139,829
		139,829

	Energy & Related Services - 4.83%
12,200	Ardmore Shipping Corp.	123,830
18,800	DHT Holdings, Inc.	108,664
		232,494

	Energy Equipment & Services - 0.97%
8,000	Tsakos Energy Navigation Ltd.	46,560
		46,560
	Fabricated Metal Product Manufacturing - 1.58%
9,500	Builders FirstSource, Inc. (a)	76,285
		76,285
	Financial Services - 1.57%
4,000	Janus Capital Group, Inc.	50,360
3,300	Pzena Investment Management, Inc.	25,410
		75,770
	Health Care Providers & Services - 0.67%
3,400	Select Medical Holdings Corp.	32,402
		32,402
	Household Durables - 1.12%
4,500	Lifetime Brands, Inc.	53,910
		53,910
	Insurance - 4.12%
7,200	Atlas Financial Holdings, Inc. (a)	125,424
4,200	CNO Financial Group, Inc.	73,080
		198,504
	Leisure - 2.93%
4,900	Nautilus, Inc. (a)	95,452
4,200	Reading International, Inc. (a)	45,612
		141,064
	Machinery Manufacturing - 3.44%
8,100	GSI Group, Inc. (a)	100,116
7,100	Nova Measuring Instruments Ltd. (a)	65,604
		165,720
	Medical Supplies & Services - 3.54%
1,900	AMN Healthcare Services, Inc. (a)	53,523
8,500	CryoLife, Inc.	83,555
2,000	Merit Medical Systems, Inc. (a)	33,100
		170,178
	Merchant Wholesalers, Durable Goods - 2.40%
10,500	PowerSecure International, Inc. (a)	115,290
		115,290
	Pharmaceuticals - 1.15%
1,600	Cambrex Corp. (a)	55,424
		55,424
	Semiconductor Related Products - 7.24%
5,300	Cascade Microtech, Inc. (a)	84,005
5,000	Entegris, Inc. (a)	58,300
9,800	inTEST Corp. (a)	39,200
14,000	Photronics, Inc. (a)	167,160
		348,665
	Software - 4.12%
7,100	American Software, Inc.	69,083
28,700	Zix Corp. (a)	128,863
		197,946
	Specialty Manufacturing - 8.45%
5,200	Federal Signal Corp.	76,908
8,600	Fox Factory Holding Corp. (a)	127,194
15,800	Mueller Water Products, Inc.	129,718
6,600	Wabash National Corp. (a)	72,996
		406,816
	Telecommunications - 3.12%
5,300	RRSat Global Communications Network Ltd.	44,308
12,600	Ruckus Wireless, Inc. (a)	105,966
		150,274

	Waste Management and Remediation Services - 2.34%
12,700	TRC Companies, Inc. (a)	112,141
		112,141
	TOTAL COMMON STOCKS (Cost $4,801,755)	$4,503,407

	REAL ESTATE INVESTMENT TRUSTS - 1.21%
5,300	Medical Properties Trust, Inc.	$58,300
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $63,930)	$58,300

	SHORT TERM INVESTMENTS - 4.93%
237,259	Fidelity Institutional Money Market Funds - Money Market Portfolio - Class I, 0.33% (b)	$237,259
	TOTAL SHORT TERM INVESTMENTS (Cost $237,259)	$237,259

	Total Investments (Cost $5,102,944) - 99.70%	$4,798,966
	Other Assets in Excess of Liabilities - 0.30%	14,199
	TOTAL NET ASSETS - 100.00%	$4,813,165

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown is the effective rate as of January 29, 2016.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).

The accompanying notes are an integral part of these Schedule of Investments.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	January 31, 2016

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the “MicroCap Fund”), the Perritt Ultra MicroCap Fund (the “Ultra MicroCap Fund”) and the Perritt Low Priced Stock Fund (the “Low Priced Stock Fund”) (collectively, the “Funds”) at January 31, 2016 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$262,944,329	$48,223,176	$5,102,944

Gross unrealized appreciation	69,466,196	9,411,210	262,928
Gross unrealized depreciation	(34,052,426)	(7,976,967)	(566,906)
Net unrealized appreciation/(depreciation)	$35,413,770	$1,434,243	$(303,978)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds’ investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds’ fair value procedures allow for the use of certain methods performed by the Funds’ advisor to value those securities for which market quotations are not readily available, at a price that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds’ may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time.  Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles (“GAAP”) establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.

GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of January 31, 2016:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$38,392,102	$-	$-	$38,392,102
Consumer Staples	22,826,983	-	-	22,826,983
Energy	11,288,740	-	-	11,288,740
Financial	50,981,293	-	-	50,981,293
Health Care	19,564,537	-	-	19,564,537
Industrials	62,984,057	-	-	62,984,057
Information Technology	58,188,104	-	-	58,188,104
Materials	14,424,091	-	-	14,424,091
Total Common Stocks	278,649,907	-	-	278,649,907
Real Estate Investment Trusts	15,874,833	-	-	15,874,833
Investment Companies	3,371,001	-	-	3,371,001
Warrants
Financial	-	0	-	-
Total Warrants	-	-	-	-
Short Term Investments	462,358	-	-	462,358
Total Investments in Securities	$298,358,099	$-	$-	$298,358,099

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,860,772	$230,230	$-	$7,091,002
Consumer Staples	1,609,398	386,240	-	1,995,638
Energy	1,517,812	-	-	1,517,812
Financial	5,438,718	-	-	5,438,718
Health Care	3,486,196	-	-	3,486,196
Industrials	10,272,877	866,880	-	11,139,757
Information Technology	15,312,226	-	-	15,312,226
Materials	844,800	126,564	-	971,364
Telecommunication	799,050	-	-	799,050
Total Common Stocks	46,141,849	1,609,914	-	47,751,763
Investment Companies	666,516	-	-	666,516
Warrants
Energy	-	0	-	-
Information Technology	1,345	0	-	1,345
Total Warrants	1,345	-	-	1,345
Short Term Investments	1,237,795	-	-	1,237,795
Total Investments in Securities	$48,047,505	$1,609,914	$-	$49,657,419

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$366,476	$-	$-	$366,476
Consumer Staples	62,664	-	-	62,664
Energy	279,054	-	-	279,054
Financial	985,664	-	-	985,664
Health Care	414,678	-	-	414,678
Industrials	991,549	-	-	991,549
Information Technology	1,208,669	-	-	1,208,669
Materials	137,932	-	-	137,932
Utilities	56,721	-	-	56,721
Total Common Stocks	4,503,407	-	-	4,503,407
Real Estate Investment Trusts	58,300	-	-	58,300
Short Term Investments	237,259	-	-	237,259
Total Investments in Securities	$4,798,966	$-	$-	$4,798,966

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$1,671,605	$1,544,526	$21,540
Transfers out of level 1	-	(512,804)	-
Net transfers in (out of) Level 1	$1,671,605	$1,031,722	$21,540

Transfers into Level 2	$-	$512,804	$-
Transfers out of Level 2	(1,671,605)	(1,544,526)	(21,540)
Net Transfers in (out of) Level 2	$(1,671,605)	$(1,031,722)	$(21,540)

The securities transferred from Level 1 to Level 2 were transferred due to those securities not trading on the last day of the reporting period. The securities transferred from Level 2 to Level 1 due to an increase of observable market data from an increase in market activity

As of January 31, 2016, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not hold any Level 3 securities.

3. Transactions with Affiliates

The following issuer was affiliated with the Ultra MicroCap Fund, as the Ultra MicroCap Fund held 5% or more of the outstanding voting securities of the issuer during the period from November 1, 2015 through January 31, 2016. As defined in Section (2)(a)(3) of the 1940 Act, such issuer is:

Issuer Name	Share Balance At November 1, 2015	Additions	Reductions	Share Balance At January 31, 2016	Dividend Income	Value At January 31, 2016
CTI Industries Corp.	183,400	-	12,430	170,970	$-	$856,560
					$-	$856,560

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Perritt Funds, Inc.

By (Signature and Title)              /s/ Michael J. Corbett
Michael J. Corbett, President

Date          3/30/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Michael J. Corbett
Michael J. Corbett, President

Date          3/30/16

By (Signature and Title)*                /s/ Mark J. Buh
Mark J. Buh, Treasurer/Principal Financial Officer

Date          3/30/16

* Print the name and title of each signing officer under his or her signature.